STOCKHOLDERS' EQUITY - Statutory surplus reserves (Details) - USD ($)			12 Months Ended
	Sep. 29, 2015	May 24, 2006	Sep. 30, 2024	Sep. 30, 2023
Statutory surplus reserve			$ 2,302,163
Retained earnings, appropriated			$ 7,470,323	$ 7,470,323
Minimum
Statutory surplus reserves percentage			10.00%
Maximum
Statutory surplus reserves percentage			50.00%
ZK Uganda
Noncontrolling interest, ownership percentage by parent			20.00%
Suona
Ownership interest held by non-controlling interest			1.00%
Wenzhou Weijia
Noncontrolling interest, ownership percentage by parent	99.00%		99.00%
HUANG Jian Cong
Ownership interest held by non-controlling interest			1.00%	1.00%
Zhejiang Zhengkang
Ownership interest	99.00%
Third Party Individual
Ownership interest			49.00%
WANG Ming Jie | Subsidiary One
Ownership interest			16.01%
WANG Ming Jie | Zhejiang Zhengkang
Ownership interest		20.00%
WANG Guo Lin | Subsidiary One
Ownership interest			5.92%
WANG Guo Lin | Zhejiang Zhengkang
Ownership interest		20.00%
ZK International | Subsidiary Two
Ownership interest			100.00%
ZK International | ZK Uganda
Ownership interest			80.00%